Summary of significant accounting policies (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 CNY (¥) $ / ¥	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 USD ($) $ / ¥
Summary of significant accounting policies
Transfer of assets from level 1 to level 2	¥ 0			¥ 0
Transfer of assets from level 2 to level 1	0			0
Transfer of assets in and out of level 3	0			0
Transfer of liabilities from level 1 to level 2	0			0
Transfer of liabilities from level 2 to level 1	0			0
Transfer of liabilities in and out of level 3	0			0
Credit loss for accounts receivable	1,550,481	$ 216,439	¥ 0
Deferred revenue	733,665			¥ 620,000	$ 102,416
Impairment of long-lived assets	¥ 0		0
VAT rate	6.00%	6.00%
Penalties or interest relating to income taxes	¥ 0		0
Employee welfare contribution expenses	481,920	$ 67,273	220,957
Dilutive securities	¥ 0		0
Exchange rate | $ / ¥	7.1636				7.1636
Research and development expenses	¥ 873,959	$ 122,000	¥ 213,122